INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION [Abstract]
CONDENSED STATEMENTS OF FINANCIAL CONDITION
CONDENSED STATEMENTS OF FINANCIAL CONDITION

	December 31,
	2012	2011
	(In thousands)
ASSETS
Cash and due from banks	$3,788	$2,138
Investment in subsidiaries	187,890	154,494
Other assets	665	619
Total Assets	$192,343	$157,251

LIABILITIES AND SHAREHOLDERS' EQUITY
Subordinated debentures	$50,175	$50,175
Other liabilities	7,635	4,986
Shareholders' equity	134,533	102,090
Total Liabilities and Shareholders' Equity	$192,343	$157,251

CONDENSED STATEMENTS OF OPERATIONS
CONDENSED STATEMENTS OF OPERATIONS

	Year Ended December 31,
	2012	2011	2010
	(In thousands)
OPERATING INCOME

(Increase) decrease in fair value of U.S. Treasury warrant	$(285)	$1,137	$393
Gain on extinguishment of debt	-	-	18,066
Other income	70	64	107
Total Operating Income	(215)	1,201	18,566

OPERATING EXPENSES
Interest expense	2,779	2,729	4,470
Administrative and other expenses	683	958	2,273
Total Operating Expenses	3,462	3,687	6,743
Income (Loss) Before Income Tax and Equity in Undistributed
Net Income (Loss) of Subsidiaries	(3,677)	(2,486)	11,823
Income tax credit	-	(2)	-
Income (Loss) Before Equity in Undistributed Net
Income (Loss) of Subsidiaries	(3,677)	(2,488)	11,823
Equity in undistributed net income (loss) of subsidiaries	29,875	(17,712)	(28,532)
Net Income (Loss)	$26,198	$(20,200)	$(16,709)

CONDENSED STATEMENTS OF CASH FLOWS
CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2012	2011	2010
	(In thousands)
Net Loss	$26,198	$(20,200)	$(16,709)
ADJUSTMENTS TO RECONCILE NET INCOME (LOSS) TO NET CASH USED IN OPERATING ACTIVITIES
Share based compensation	184	157	-
Gain on extinguishment of debt		-	(18,066)
Depreciation, amortization of intangible assets and premiums, and accretion of discounts on securities and loans	-	1	2
Increase in other assets	(46)	(92)	(618)
Increase (decrease) in other liabilities	2,945	(2,404)	1,977
Equity in undistributed net loss of subsidiaries operations	(29,875)	17,712	28,532
Total Adjustments	(26,792)	15,374	11,827
Net Cash Used in Operating Activities	(594)	(4,826)	(4,882)

CASH FLOW FROM (USED IN) FINANCING ACTIVITIES
Proceeds from issuance of common stock	2,244	2,245	1,118
Extinguishment of debt, net	-	-	(1,005)
Net Cash From Financing Activities	2,244	2,245	113
Net Increase (Decrease) in Cash and Cash Equivalents	1,650	(2,581)	(4,769)
Cash and Cash Equivalents at Beginning of Year	2,138	4,719	9,488
Cash and Cash Equivalents at End of Year	$3,788	$2,138	$4,719